INCOME TAXES - Schedule of Components of Company's Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 16,979,615	$ 13,095,540
Research and development credits	1,310,860	1,647,502
Capitalized pre-business expenses	3,860,144	2,229,904
Accrued expenses	219,423	124,458
Stock-based compensation	1,019,432	899,453
Inventory reserve	282,905	243,070
Operating lease liability	57,817	127,116
Capitalized 174 research and development costs	1,966,559	1,905,522
Unrealized derivative gain/loss	34,368
Total deferred tax assets before valuation allowance	25,731,123	20,272,565
Less valuation allowance	(25,386,669)	(19,756,671)
Total deferred tax assets	344,454	515,894
Deferred tax liabilities
Fixed assets	(295,152)	(390,191)
Right-of-use assets	(49,302)	(125,703)
Total deferred tax liabilities	(344,454)	(515,894)
Net deferred tax asset (liability)	$ 0	$ 0